ACCOUNTS RECEIVABLE, NET (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Customer [Member]
Product Information [Line Items]
Concentration risk percentage	50.20%	51.50%